Notes Payable (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Fair Value Assumptions Used

In applying the Black-Scholes option pricing model to value the warrants that where modified, the Company used the following assumptions:

For the Years Ended
December 31,
2019
Risk free interest rate	1.55 – 1.62%
Expected term (years)	0.28 – 4.79
Expected volatility	46.69- 52.54%
Expected dividends	0.00%

Schedule of Debt

As of December 31, 2019, our outstanding debt was as follows:

Principal
Maturity Date	Amount
Past Due	$182,458
3/31/2020	487,496
6/30/2020	303,747
9/30/2020	113,004
12/31/2020	13,265
03/31/2021	88,533
Thereafter	226,762
$1,415,265